Income Taxes - Additional Information (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Effective Income Tax Rate Reconciliation [Line Items]
Provisions for income taxes	$ (32,000)	$ 300,000	$ 614,000	$ 770,000	$ 1,416,000	$ 659,000
U.S. statutory tax rate			21.00%		21.00%	21.00%
Global minimum income tax rate			15.00%
Unrecognized Tax Benefits					$ 0	$ 0
Interest or penalties recognized					0	$ 0
Change in unrecognized tax benefits					$ 0
Minimum [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Available tax savings percentage			15.00%
Open tax year					2018
Maximum [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Available tax savings percentage			85.00%
Open tax year					2022